EATON VANCE MUNICIPAL BOND FUND
                            Supplement to Prospectus
                                dated May 1, 2003

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                       EATON VANCE HAWAII MUNICIPALS FUND
                       EATON VANCE KANSAS MUNICIPALS FUND
                            Supplement to Prospectus
                               dated June 1, 2003

1. THE FOLLOWING REPLACES "PURCHASING SHARES":

HOW TO PURCHASE SHARES. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. The Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. A Fund may suspend the sale of its shares at any time and any purchase order may be refused.

The Funds are not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if a Fund or the principal underwriter determine, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

CHOOSING A SHARE CLASS. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in Class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  *  how long you expect to own your shares;
  *  how much you intend to invest;
  * the sales charge and total operating expenses associated with owning each class; and
  * whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

     CLASS A SHARES are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay service fees equal to 0.20% (0.25% for Eaton Vance High Yield Municipals Fund and Eaton Vance Municipal Bond Fund) annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B and Class C shares because Class A has lower annual expenses than Class B and Class C.

     CLASS B SHARES are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 0.95% (1.00% for Eaton Vance High Yield Municipals Fund and Eaton Vance Municipal Bond Fund) annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after their purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

     FOR EATON VANCE MUNICIPAL BOND FUND ONLY:

     CLASS I SHARES are offered at net asset value to clients of financial intermediaries who charge an advisory, management consulting or similar fee for their services; accounts affiliated with those financial intermediaries; investment clients of Eaton Vance and certain persons affiliated with Eaton Vance and certain Eaton Vance service providers. Class I shares also are offered to pension plans, endowments and corporations. Class I shares are also offered to shareholders who owned shares on December 31, 1997 at net asset value per share plus the sales charge applicable to the same purchase of Class A shares. Class I shares do not pay distribution or service fees. Returns on Class I shares are generally higher than returns on other classes because Class I has lower offering expenses.

2. THE FOLLOWING IS ADDED AFTER THE TABLE IN "FRONT-END SALES CHARGE" UNDER "SALES CHARGES":

The principal underwriter may pay additional compensation from its own resources to investment dealers in connection with sales promotions sponsored by the principal underwriter or sales programs sponsored by investment dealers.

3. THE FOLLOWING IS ADDED AFTER THE TABLE IN "CONTINGENT DEFERRED SALES CHARGE" UNDER "SALES CHARGES":

CLASS B CONVERSION FEATURE. After eight years, Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

4. THE FOLLOWING REPLACES "REDUCING OR ELIMINATING SALES CHARGES" UNDER "SALES CHARGES":

REDUCING OR ELIMINATING SALES CHARGES. Your purchase may be eligible for a reduced sales charge, or the sales charge may be eliminated, under the circumstances described below. Sales charges may also be reduced or eliminated pursuant to the exchange privilege and the reinvestment privilege, when reinvesting distributions, and in connection with redemptions under a withdrawal plan. For more information, see "Shareholder Account Features" below.

REDUCING CLASS A SALES CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of the Fund or other Eaton Vance funds as well as shares of Eaton Vance Money Market Fund owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held in trust or fiduciary accounts for the benefit of any of you. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation.

     Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

PURCHASING CLASS A SHARES AT NET ASSET VALUE. Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CDSC WAIVERS. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). Call 1-800-262-1122 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

MORE INFORMATION ABOUT SALES CHARGES IS AVAILABLE ON THE EATON VANCE WEBSITE AT WWW.EATONVANCE.COM AND IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE CONSULT THE EATON VANCE WEBSITE FOR ANY UPDATES TO SALES CHARGE INFORMATION BEFORE MAKING A PURCHASE OF FUND SHARES.

5. THE FOLLOWING IS ADDED TO "SHAREHOLDER ACCOUNT FEATURES":

REINVESTMENT PRIVILEGE. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of a Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

PROCEDURES FOR OPENING NEW ACCOUNTS. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.


February 23, 2004                                                       TFC6-1PS

                         EATON VANCE MUNICIPAL BOND FUND
                Supplement to Statement of Additional Information
                                dated May 1, 2003

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                       EATON VANCE HAWAII MUNICIPALS FUND
                       EATON VANCE KANSAS MUNICIPALS FUND
                Supplement to Statement of Additional Information
                               dated June 1, 2003


THE FOLLOWING IS ADDED TO "SALES CHARGES":

CONVERSION FEATURE. Class B shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.


February 23, 2004

                            EATON VANCE BALANCED FUND
                         EATON VANCE LARGE-CAP CORE FUND
                        EATON VANCE LARGE-CAP VALUE FUND
                        EATON VANCE SMALL-CAP GROWTH FUND
                        EATON VANCE SMALL-CAP VALUE FUND
                        EATON VANCE SPECIAL EQUITIES FUND
                           EATON VANCE UTILITIES FUND
                           Supplement to Prospectuses
                                dated May 1, 2003


1. THE  FOLLOWING  REPLACES THE FIRST TWO  PARAGRAPHS  OF "EATON VANCE  BALANCED
FUND"  UNDER   "INVESTMENT   OBJECTIVES  AND  PRINCIPAL   STRATEGIES"  IN  "FUND
SUMMARIES":

EATON VANCE BALANCED FUND. Balanced Fund's investment objective is to provide current income and long-term growth of capital. The Fund allocates its assets between common stocks and fixed-income securities. The Fund usually invests between 50% and 75% of its net assets in a diversified portfolio of common stocks and between 25% and 50% of its net assets in fixed-income securities (primarily corporate bonds, U.S. Government securities, mortgage-backed and asset-backed securities, and short-term investments). Fixed-income securities may be of any investment quality, but investment in securities rated below investment grade will be limited to not more than 5% of total assets. Balanced Fund may invest significantly in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home
Loan Banks. While such issuers may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury.

A portion of the Fund's common stock portfolio is normally invested in securities that the portfolio manager believes are growth companies with attractive financial characteristics, reasonable valuations and an identified catalyst for future growth. The balance of the Fund's common stock portfolio is normally invested in securities of large-cap companies that the portfolio manager believes are undervalued or inexpensive relative to the overall market. The portfolio manager generally acquires fixed-income securities in order to maintain a reasonable level of current income, or to build or preserve capital. The portfolio managers rely on the investment adviser's research staff in making investment decisions, and will generally sell a security when the fundamentals of the company deteriorate, to pursue more attractive investment opportunities or, in the case of value stocks, when the investment adviser's price objective for the stock is achieved.

2. THE FOLLOWING REPLACES THE FIRST TWO PARAGRAPHS OF "BALANCED FUND" UNDER "INVESTMENT OBJECTIVES & Principal Policies and Risks":

BALANCED FUND. Balanced Fund's investment objective is to provide current income and long-term growth of capital. The Fund currently invests in Capital Growth Portfolio, Large-Cap Value Portfolio and Investment Grade Income Portfolio. Each Portfolio's holdings represent a number of different sectors and industries, and less than 25% of a Portfolio's assets will be invested in any one industry.

Balanced Fund allocates assets to equity securities by investing in Capital Growth Portfolio and Large-Cap Value Portfolio. Investments in equity securities will generally not exceed 75% nor be less than 25% of its net assets. The investment objective of Capital Growth Portfolio is to seek capital growth. The investment objective of Large-Cap Value Portfolio is to seek total return. The investment policies of Large-Cap Value Portfolio are described below under "Large-Cap Value Fund."

Capital Growth Portfolio invests in a broadly diversified list of seasoned securities representing a number of different industries. Capital Growth Portfolio's portfolio manager places emphasis on equity securities considered to be of high or improving quality. The foregoing policies cannot be changed without shareholder approval. Whether an equity security is of high or improving quality is based upon the investment adviser's judgment of the issuer's current and projected financial performance. A portion of Capital Growth Portfolio's assets may consist of unseasoned issuers. Capital Growth Portfolio may invest in pooled investment vehicles, such as exchange-traded funds. When so invested, the Fund will bear its allocable share of expenses of the investment in addition to its allocable share of Portfolio expenses.

Balanced Fund invests in three Portfolios in accordance with its investment objective and policies. To determine the exact percentage of the Fund's assets that will be invested from time to time in each Portfolio, the portfolio managers of the Portfolios meet periodically and, taking market and other factors into consideration, agree upon an appropriate allocation. Because breakpoints for the advisory fees paid by the Portfolios differ, there is the potential for a conflict of interest with the investment adviser, in that assets could be allocated to a Portfolio for the reason that it has a higher fee at a particular asset level. However, in making allocation determinations, the portfolio managers are expressly forbidden from considering the fee structures of the Portfolios, and must make their determinations only on the basis of the best interests of the Fund and its shareholders. If the portfolio managers of the Portfolios cannot agree upon an allocation, the Chief Investment Officer of the investment adviser will make the allocation determination. The cost for investment services of making allocation determinations is included in the advisory fee charged by each Portfolio, and there is no additional fee charged to the Fund for such services.

3. THE FOLLOWING REPLACES "PURCHASING SHARES":

HOW TO PURCHASE SHARES. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. The Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

The  Fund  is not  intended  for  market  timing  or  excessive  trading.  These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

CHOOSING A SHARE CLASS. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in Class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  *  how long you expect to own your shares;
  *  how much you intend to invest;
  * the sales charge and total operating expenses associated with owning each class; and
  * whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

     CLASS A SHARES are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay service fees equal to 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on the Fund's other classes of shares because Class A has lower annual expenses than those classes.

     CLASS B SHARES are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after their purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

     CLASS C SHARES are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See "CDSC Waivers" under "Sales Charges" below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

     FOR EATON VANCE LARGE-CAP VALUE FUND ONLY:

     CLASS R SHARES are offered at net asset value with no initial sales charge to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and to certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. Class R shares pay distribution fees and service fees equal to 0.50% annually of average daily net assets. Returns on Class R shares are generally lower than returns on Class A shares because Class R has higher annual expenses than Class A.

4. THE FOLLOWING IS ADDED AFTER THE TABLE IN "FRONT-END SALES CHARGE" UNDER "SALES CHARGES":

The principal underwriter may pay additional compensation from its own resources to investment dealers in connection with sales promotions sponsored by the principal underwriter or sales programs sponsored by investment dealers.

5. THE FOLLOWING IS ADDED AFTER THE TABLE IN "CONTINGENT DEFERRED SALES CHARGE" UNDER "SALES CHARGES":

CLASS B CONVERSION FEATURE. After eight years, Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

6. THE FOLLOWING REPLACES "REDUCING OR ELIMINATING SALES CHARGES" UNDER "SALES CHARGES":

REDUCING OR ELIMINATING SALES CHARGES. Your purchase may be eligible for a reduced sales charge, or the sales charge may be eliminated, under the circumstances described below. Sales charges may also be reduced or eliminated pursuant to the exchange privilege and the reinvestment privilege, when reinvesting distributions, and in connection with redemptions under a withdrawal plan. For more information, see "Shareholder Account Features" below.

REDUCING CLASS A SALES CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of the Fund or other Eaton Vance funds as well as Eaton Vance Money Market Fund owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held in trust or fiduciary accounts for the benefit of any of you. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation.

     Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

PURCHASING CLASS A SHARES AT NET ASSET VALUE. Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CDSC WAIVERS. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B, Class C and Class R shares, in connection with certain redemptions from tax-deferred retirement plans. Call 1-800-262-1122 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

MORE INFORMATION ABOUT SALES CHARGES IS AVAILABLE ON THE EATON VANCE WEBSITE AT WWW.EATONVANCE.COM AND IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE CONSULT THE EATON VANCE WEBSITE FOR ANY UPDATES TO SALES CHARGE INFORMATION BEFORE MAKING A PURCHASE OF FUND SHARES.

6. THE FOLLOWING IS ADDED TO "SHAREHOLDER ACCOUNT FEATURES":

REINVESTMENT PRIVILEGE. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

PROCEDURES FOR OPENING NEW ACCOUNTS. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.




February 23, 2004                                                      COMBEQPS2

                     EATON VANCE GOVERNMENT OBLIGATIONS FUND
                            Supplement to Prospectus
                                dated May 1, 2003

1. THE FOLLOWING SUPPLEMENTS "INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES" UNDER "FUND SUMMARY":

The Fund may invest significantly in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association. While such issuers may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury.

2. THE FOLLOWING REPLACES "PURCHASING SHARES":

HOW TO PURCHASE SHARES. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. The Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

The  Fund  is not  intended  for  market  timing  or  excessive  trading.  These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

CHOOSING A SHARE CLASS. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in Class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  *  how long you expect to own your shares;
  *  how much you intend to invest;
  * the sales charge and total operating expenses associated with owning each class; and
  * whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

     CLASS A SHARES are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay service fees equal to 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B and Class C shares because Class A has lower annual expenses than Class B and Class C.

     CLASS B SHARES are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after their purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

     CLASS C SHARES are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferrred retirement plan accounts). See "CDSC Waivers" under "Sales Charges" below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

     CLASS R SHARES are offered at net asset value with no front-end sales charge to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and to certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. Class R shares pay distribution fees and service fees equal to 0.50% annually of average daily net assets. Returns on Class R shares are generally lower than returns on Class A shares because Class R has higher annual expenses than Class A.

3. THE FOLLOWING IS ADDED AFTER THE TABLE IN "FRONT-END SALES CHARGE" UNDER "SALES CHARGES":

The principal underwriter may pay additional compensation from its own resources to investment dealers in connection with sales promotions sponsored by the principal underwriter or sales programs sponsored by investment dealers.

4. THE FOLLOWING IS ADDED AFTER THE TABLE IN "CONTINGENT DEFERRED SALES CHARGE" UNDER "SALES CHARGES":

CLASS B CONVERSION FEATURE. After eight years, Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

5. THE FOLLOWING REPLACES "REDUCING OR ELIMINATING SHARES CHARGES" UNDER "SALES CHARGES":

REDUCING OR ELIMINATING SALES CHARGES. Your purchase may be eligible for a reduced sales charge, or the sales charge may be eliminated, under the circumstances described below. Sales charges may also be reduced or eliminated pursuant to the exchange privilege and the reinvestment privilege, when reinvesting distributions, and in connection with redemptions under a withdrawal plan. For more information, see "Shareholder Account Features" below.

REDUCING CLASS A SALES CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of the Fund or other Eaton Vance funds as well as shares of Eaton Vance Money Market Fund owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held in trust or fiduciary accounts for the benefit of any of you. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation.

     Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

PURCHASING CLASS A SHARES AT NET ASSET VALUE. Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CDSC WAIVERS. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. Call 1-800-262-1122 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

MORE INFORMATION ABOUT SALES CHARGES IS AVAILABLE ON THE EATON VANCE WEBSITE AT WWW.EATONVANCE.COM AND IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE CONSULT THE EATON VANCE WEBSITE FOR ANY UPDATES TO SALES CHARGE INFORMATION BEFORE MAKING A PURCHASE OF FUND SHARES.

6. THE FOLLOWING IS ADDED TO "SHAREHOLDER ACCOUNT FEATURES":

REINVESTMENT PRIVILEGE. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

PROCEDURES FOR OPENING NEW ACCOUNTS. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.


February 23, 2004                                                          GOPS1

                        EATON VANCE EMERGING MARKETS FUND
                         EATON VANCE GREATER INDIA FUND
                           Supplement to Prospectuses
                                dated May 1, 2003

1. THE FOLLOWING REPLACES "PURCHASING SHARES":

HOW TO PURCHASE SHARES. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. The Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

The  Fund  is not  intended  for  market  timing  or  excessive  trading.  These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. In addition, purchases of Class A shares are subject to a 1% redemption fee if redeemed within three months of settlement of purchase.

CHOOSING A SHARE CLASS. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share pricesdue to differences in Class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  *  how long you expect to own your shares;
  *  how much you intend to invest;
  * the sales charge and total operating expenses associated with owning each class; and
  * whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

     CLASS A SHARES are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Purchases of Class A shares are subject to a 1% redemption fee if redeemed within three months of settlement of purchase. Class A shares pay distribution fees equal to 0.50% annually of average daily net assets on shares outstanding for 12 months or less and distribution and service fees equal to 0.25% annually of average daily net assets on shares outstanding for more than 12 months. Returns on Class A shares are generally higher than returns on Class B shares because Class A has lower annual expenses than that class.

     CLASS B SHARES are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charges" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after their purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

2. THE FOLLOWING IS ADDED AFTER THE TABLE IN "FRONT-END SALES CHARGE" UNDER "SALES CHARGES":

The principal underwriter may pay additional compensation from its own resources to investment dealers in connection with sales promotions sponsored by the principal underwriter or sales programs sponsored by investment dealers.

3. THE FOLLOWING IS ADDED AFTER THE TABLE IN "CONTINGENT DEFERRED SALES CHARGE" UNDER "SALES CHARGES":

CLASS B CONVERSION FEATURE. After eight years, Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

4. THE FOLLOWING REPLACES "REDUCING OR ELIMINATING SALES CHARGES" UNDER "SALES CHARGES":

REDUCING OR ELIMINATING SALES CHARGES. Your purchase may be eligible for a reduced sales charge, or the sales charge may be eliminated, under the circumstances described below. Sales charges may also be reduced or eliminated pursuant to the exchange privilege and the reinvestment privilege, when reinvesting distributions, and in connection with redemptions under a withdrawal plan. For more information, see "Shareholder Account Features" below.

REDUCING CLASS A SALES CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of the Fund or other Eaton Vance funds as well as shares of Eaton Vance Money Market Fund owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held in trust or fiduciary accounts for the benefit of any of you. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation.

     Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

PURCHASING CLASS A SHARES AT NET ASSET VALUE. Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CDSC WAIVERS. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B shares, in connection with certain redemptions from tax-deferred retirement plans. Call 1-800-262-1122 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

MORE INFORMATION ABOUT SALES CHARGES IS AVAILABLE ON THE EATON VANCE WEBSITE AT WWW.EATONVANCE.COM AND IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE CONSULT THE EATON VANCE WEBSITE FOR ANY UPDATES TO SALES CHARGE INFORMATION BEFORE MAKING A PURCHASE OF FUND SHARES.

5. THE FOLLOWING IS ADDED TO "SHAREHOLDER ACCOUNT FEATURES":

REINVESTMENT PRIVILEGE. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

PROCEDURES FOR OPENING NEW ACCOUNTS. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.


February 23, 2004                                                         EMGIPS

                            EATON VANCE BALANCED FUND
                         EATON VANCE LARGE-CAP CORE FUND
                        EATON VANCE LARGE-CAP VALUE FUND
                        EATON VANCE SMALL-CAP GROWTH FUND
                        EATON VANCE SMALL-CAP VALUE FUND
                        EATON VANCE SPECIAL EQUITIES FUND
                           EATON VANCE UTILITIES FUND
               Supplement to Statements of Additional Information
                                dated May 1, 2003

                     EATON VANCE GOVERNMENT OBLIGATIONS FUND
                Supplement to Statement of Additional Information
                                dated May 1, 2003

                        EATON VANCE EMERGING MARKETS FUND
                         EATON VANCE GREATER INDIA FUND
               Supplement to Statements of Additional Information
                                dated May 1, 2003


THE FOLLOWING IS ADDED TO "SALES CHARGES":

CONVERSION FEATURE. Class B shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.


February 23, 2004